Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSgA Active ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 27, 2013
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2012